SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements as of September 30, 2015 include the financial statements of Kingtone Wireless, its subsidiaries, and its VIE for which Kingtone Wireless is the primary beneficiary. All inter-company transactions and balances between Kingtone Wireless, its subsidiaries and its’ VIE are eliminated upon consolidation. In the opinion of management, all adjustments considered necessary for a fair presentation have been included, and such adjustments are of a normal recurring nature.

(b) Foreign currency transaction

The functional currency of the Company is United States dollars (“US$”), and the functional currency of Topsky is Singapore dollars (“SG$”). The functional currency of the Company’s PRC subsidiaries, Softech and Kingtone Information, is Renminbi (“RMB”), and PRC is the primary economic environment in which the Company operates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company’s PRC subsidiaries which are prepared using RMB, are translated into Company’s reporting currency, the United States Dollar (“U.S. dollar”). Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The exchange rates applied are as follows:

	2015	2014	2013
RMB exchange rate at balance sheets dates	6.3638	6.1547	6.1439
Average RMB exchange rate for each period	6.1648	6.1425	6.2363

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from OANDA (Forex Trading and Exchange Rates Services).

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made. Significant estimates and judgments made by the management include: (i) estimates of profits and losses on contracts in process; (ii) accrual of estimated liabilities; and (iii) contingencies and litigation. However actual results could differ from those estimates.

(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits held with banks. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

(e) Accounts and notes receivable

Accounts and notes receivable are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure related to its customers.

(f) Inventories

Inventories consist of raw materials, finished goods, and project-in-progress, which include direct labor, direct materials and overhead costs related to projects. Inventories are stated at lower of cost or market value. Cost is determined using first in first out method.

Where there is evidence that the market value of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the carrying value of inventories will be written down.

(g) Property and equipment

The Company states property and equipment at cost less accumulated depreciation. The Company computes depreciation using straight-line method over the estimated useful lives of the assets with 5% residual value.

Estimated useful lives of property and equipment:

Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred, and it capitalizes major additions and betterment to buildings and equipment.

(h) Impairment of long-lived assets

The Company applies the Accounting Standards Codification (“ASC”) No. 360-10 “Property, plant and equipment”, ASC No. 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and intangible assets subject to periodic amortization, for recoverability at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount is greater than its fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows as the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. No impairment of long-lived assets was recognized for the years ended September 30, 2015 and 2014, respectively.

(i) Statutory surplus reserve

The Company is required to set aside 10% of its income after income taxes prepared in accordance with PRC accounting regulations to the statutory surplus reserve until the balance reaches 50% of the paid-in capital or registered capital, after which further appropriation will be at the directors’ recommendation.

(j) Revenue recognition

Revenues consist primarily of sales of wireless system software service solutions and other customized software contracts. The Company recognizes revenue when (1) pervasive evidence of an arrangement exists, (2) delivery has occurred and customer acceptance is reasonable assured (3) the fee is fixed or determinable, and (4) collectability is probable.

Revenue recognition for multiple-element arrangements requires judgment to determine if multiple elements exist, whether elements can be accounted for as separate units of accounting, and if so, the fair value for each of the elements. Software updates are evaluated on a case-by-case basis to determine whether they meet the definition of an upgrade, which may require revenue to be deferred and recognized when the upgrade is delivered. If it is determined that implied post-contract customer support (“PCS”) is being provided, revenue from the arrangement is deferred and recognized over the implied PCS term. If updates are determined to not meet the definition of an upgrade, revenue is generally recognized as products are shipped or made available. Company enters into arrangements that can include various combinations of software, services, and hardware.. Where elements are delivered over different periods of time, and when allowed under U.S. GAAP, revenue is allocated to the respective elements based on their relative selling prices at the inception of the arrangement, and revenue is recognized as each element is delivered. We use a hierarchy to determine the fair value to be used for allocating revenue to elements: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence, and (iii) best estimate of selling price (“ESP”). For software elements, we follow the industry specific software guidance which only allows for the use of VSOE in establishing fair value. Generally, VSOE is the price charged when the deliverable is sold separately or the price established by management for a product that is not yet sold if it is probable that the price will not change before introduction into the marketplace. ESPs are established as best estimates of what the selling prices would be if the deliverables were sold regularly on a stand-alone basis. Our process for determining ESPs requires judgment and considers multiple factors that may vary over time depending upon the unique facts and circumstances related to each deliverable.

If an arrangement contains multiple elements and does not qualify for separate accounting for the product and service transactions, then new software licenses revenues and/or hardware systems products revenues, including the costs of hardware systems products, are generally recognized together with the services based on contract accounting using either the percentage-of-completion or completed-contract method.  The percentage-of-completion method should be used when we have the ability to make reasonably dependable estimates of total contract revenues, total contract costs and the extent of progress toward completion of the contract. If a contract is accounted for using the percentage-of-completion method, costs are recognized in proportion to the amount of revenue recognized, such that a constant gross margin percentage is recognized during the life of the contract. We apply the percentage-of-completion method of contract accounting and utilize labor hours to measures progress toward completion of the installation effort. If reliable estimates of the extent of progress toward completion of a contract, contract revenues or contract costs cannot be made, the completed-contract method of contract accounting should be used. If the completed-contract method of accounting is used, costs are accumulated on the balance sheet and recognized when the contact is complete and the associated revenue recognized.

Contract accounting is applied to any bundled software, hardware systems and services arrangements that include milestones or customer specific acceptance criteria that may affect collection of the software or hardware systems product fees. For the purposes of revenue classification of the elements that are accounted for as a single unit of accounting, we allocate revenues to software or hardware systems product or services based on a rational and consistent methodology utilizing our best estimate of the relative selling price of such elements.

Provided unapproved change orders or claims occur in the future, in accounting for contracts, the Company follows ASC No. 605-35. The Company will recognize as revenues costs associated with unapproved change orders or claims to the extent it is probable that such claims and change orders will result in additional contract revenue, and the amount of such additional revenue can be reliably estimated. Contract losses are provided for in their entirety in the period that they become known, without regard to the percentage-of-completion. However, the Company has not experienced significant unapproved change orders in the past.

The software contracts generally provide for post-contract customer support (“PCS”) for a period of one year from delivery of the software. The value of PCS revenue is not separately reported and is accounted for as part of the entire fee under the contract accounting methods described above since the PCS meets the criteria specified in ASC No. 985-605-25-71 as follows:

1.	PCS is included in the total contract price;
2.	PCS is for one year or less;
3.	estimated costs are insignificant;
4.     upgrades and enhancements during the PCS term have historically been and are expected to continue to be minimal and infrequent; and
5.     the contract does not include any service elements that are accounted for separately.

All other services are provided under separate agreements and fee arrangements and the related revenue is recognized over the period the services are provided.

The Company presents all sales revenue net of a value-added tax (“VAT”).

The Company recognizes revenue using the fair value of the wireless system software service solutions and other customized software by reference to the retail market price of the wireless system software service solutions and other customized software. These revenues are recorded as “Software Revenue”.

(k) Cost of Sales

When the criteria for revenue recognition have been met, costs incurred are recognized as cost of sales. Cost of sales (exclusive of depreciation and amortization) primarily includes the cost of the hardware purchased from the third parties, the labor costs of those responsible for the software development and project implementation and the applicable share of overhead expense directly related to the execution of services and delivery of projects.

The Company's PRC subsidiary and VIE are subject to business tax on revenues related to certain types of services at various rates. Business tax on revenues earned from provision of services to customers is recorded as an additional item to cost of sales in the same period in which the related revenue is recognized.

The Company is responsible for the cost of providing a warranty. In the past warranty costs have been insignificant.

(l) Research and development costs

Research and development costs include salaries, consultant fees, supplies and materials, as well as costs related to other overhead expenses such as depreciation, facilities, utilities and other R&D departmental expenses. Research and development costs are expensed as incurred in performing research and development activities in accordance with ASC No. 730-10-5, Accounting for Research and Development Costs .

(m) Advertising expenses

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Company or a desire to buy the Company’s products and services, are expensed as incurred. The Company incurred no advertising expenses in each of the periods presented.

(n) Share-based compensation

Share options granted to employees and independent directors are accounted for under ASC 718, "Share-Based Payment". In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share options to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. All grants of share options to employees classified as liability awards are re-measured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. The Company has elected to recognize compensation expenses using the Black-Scholes-Merton (BSM) option-pricing model estimated at the grant date based on the award’s fair value and is recognized as expense on a straight-line basis for each separately vesting portion of the award (the graded vesting attribution method).

Restricted stock units (RSUs) are measured based on the fair market values of the underlying stock on the dates of grant. Shares are issued on the vesting dates net of the statutory withholding requirements to be paid by the Company on behalf of its employees. As a result, the actual number of shares issued will be fewer than the actual number of RSUs outstanding. Also, the Company recognizes stock-based compensation using the graded vesting attribution method.

The Company records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, "Equity based " payment to non-employees. For the awards granted to non-employees, the Company will record compensation expenses equal to the fair value of the share options at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

(o) Taxation

a)	Income tax

i).
The Company is incorporated in the BVI. Under the current law of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

ii).
Topsky was incorporated in Singapore and does not conduct any substantial operations of its own. No provision for Singapore profits tax has been made in the financial statements as Topsky has no assessable profits for the years ended September 30, 2015, 2014 and 2013. Additionally, upon payments of dividends by Topsky to its shareholders, no Singapore withholding tax will be imposed.

iii).
The Company’s PRC subsidiary and VIE, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC reduced from 33% of to 25%, and applies to both domestic and foreign invested enterprises.

According to a filing document from Xi’an State Tax authorities of the High-technology zone, Kingtone Information was granted a reduced income tax rate of 15% from January 1, 2008 on the basis of being a high-tech company. In September 2014, Kingtone Information is verified as a “high-technology enterprise” until 2017 and therefore it has benefited from the preferential tax rate of 15%.

	For the years ended September 30,
	2015	2014	2013
PRC federal statutory tax rate	15%	25%	25%
Income (Loss) before tax	(1,027)	(1)	(5,133)
NOL carrying forward	1,027	1	(5,133)
Computed expected income tax expense	-	-	-
Non-deductible expenses	-	-	-
Effect of tax holidays	-	-	-
Income tax expenses	-	-	-

The tax authority of the PRC conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.

b)	Value-added tax and business tax

PRC Value-added Tax

The Company’s products are only sold in the PRC and therefore are generally subject to a Chinese VAT at a rate of 17%. The VAT may be offset by VAT the Company pays on raw materials and other materials included in the cost of producing its finished products. Revenues derive from any exclusive service projects are subject to a Chinese VAT at a rate of 6%, under a reform program to replace the business tax with VAT in the PRC. This is in parallel to the 17% VAT aforementioned. Furthermore, in either scenario, accrued VAT payables are subject to a 10%-13% surtax, which includes urban maintenance and construction taxes and additional education fees.

PRC Business Tax

Revenues from services provided by Kingtone Information are subject to a PRC business tax of 5% for rental revenue and 5% for wireless system solution, with a surtax of 10% - 13%. Kingtone Information pays business tax on gross revenues.

c)	Deferred tax

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax asset if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

d)	Uncertain tax positions

The Company adopted ASC No. 740-10 Income Taxes, on January 1, 2007. ASC No. 740-10 prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This interpretation also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. For the years ended September 30, 2015, 2014 and 2013, the Company did not have any interest and penalties associated with tax positions and the Company did not have any significant unrecognized uncertain tax positions.

(p) Comprehensive income (loss)

Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets are the cumulative foreign currency translation adjustments.

(q) Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, product and environmental liability, and tax matters. In accordance with ASC No. 450-10, Accounting for Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Company has not experienced any material service liability claims.

(r) Fair value measurements

The Company adopted ASC No. 820, Fair Value Measurements and Disclosures, on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the combined financial statements on a recurring basis (at least annually). ASC No. 820-10 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Company has not adopted ASC No. 820-10 for non-financial assets and non-financial liabilities, as these items are not recognized at fair value on a recurring basis.

ASC No. 820-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC No. 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC No. 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amounts of cash and cash equivalents, accounts receivable from third and related parties, amounts due from and due to related parties, accounts payable and other payables approximate their fair values due to their short term nature and are classified as Level 1 on a recurring basis. There are no financial assets and liabilities that were accounted for at fair value on a nonrecurring basis as of December 31, 2015 and 2014

(s) Segment reporting

 The Company follows ASC No. 280, Segment Reporting. The Company's chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. As the Company's long-lived assets are substantially all located in the PRC and substantially all the Company's revenues are derived from within the PRC, no geographical segments are presented.

(t) Significant risks

Credit risk

Credit risk
Financial instruments	For the years ended September 30,
	2015	2014
Financial institutions located in the PRC	$1,652,507	$2,553,207
Financial institutions located in Singapore	1,090,892	1,608,556
	$2,743,399	$4,161,763

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, accounts receivable, other receivables and amounts due from related parties. As of September 30, 2015 and September 30, 2014, US$1,652,507 and US$2,553,207, respectively, were deposited with major financial institutions located in the PRC. The decrease was mainly attributable to the loan to Xi’an Techteam Engineering and Industry (Group) Co., Ltd incurred in 2015, amounting to $2.7 million. As of September 30, 2015 and September 30, 2014, US$1,090,892 and $1,608,556, respectively, were deposited with major financial institutions located in Singapore. The decrease was primarily due to the fact Topsky paid the director salary, professional fee and other general expenses in 2015, amounting to $517,664. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors' interests. However, China promulgated an Enterprise Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Enterprise Bankruptcy Law. Under the Enterprise Bankruptcy Law, a Chinese bank may theoretically go into bankruptcy based on the Enterprise Bankruptcy Law. In addition, since China's concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the Chinese banks which holds the Company's deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the aging of the receivables and factors surrounding the credit risk of specific customers.

Business, political and economic risks

The Company participates in a relatively young and dynamic industry that is heavily reliant and also susceptible to complementary and/or competitive technological advancements. The Company believes that changes in any of the following areas could have a material adverse effect on the Company's future financial position, result of operations or cash flows:

(i)	Business Risk.

Third parties may develop technological or business model innovations that address content delivery requirements in a manner that is, or is perceived to be, equivalent or superior to the Company's services. If competitors introduce new products or services that compete with, or surpass the quality, price or performance of the Company's services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii)	Political, economic and social uncertainties.

The Company's operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(iii)	Regulatory restrictions.

The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide content and application delivery services. Accordingly, the Company's subsidiary, Softech is currently ineligible to apply for the required licenses for providing content and application delivery services in China. As a result, the Company operates its business in the PRC through its VIE, which holds the licenses and permits that are required to provide content and application delivery services in the PRC. The PRC Government may also choose at any time to block access to the Company's customers' content which could also materially impact the Company's ability to generate revenue.

Foreign currency risk

A majority of the Company’s sales and expenses transactions and a significant portion of the Company’s assets and liabilities are denominated in Renminbi (“RMB”). RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or any other China foreign exchange regulatory body which require certain supporting documentation in order to affect the remittance.

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

(u) Earnings per share (“EPS”)

EPS is calculated in according with ASC No. 260, Earning per share. Basic EPS excludes dilution and is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares (convertible preferred stock, forward contract, warrants to purchase ordinary shares, contingently issuable shares, ordinary share options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary shares. The Company excludes potential ordinary shares in the diluted EPS computation in periods of losses from continuing operations, as their effect would be anti-dilutive.

(v) Recently issued accounting standards

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40). In connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In January 2015, the FASB issued Accounting Standards Update No. 2015-01, Income Statement – Extraordinary and Unusual items (Subtopic 225-20), Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (ASU 2015-01).  The amendment eliminates from U.S. GAAP the concept of extraordinary items.  This guidance is effective for the Company in the first quarter of fiscal 2017. Early adoption is permitted and allows the Company to apply the amendment prospectively or retrospectively. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This amendment provides guidance on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities such as limited partnerships, limited liability corporations, and securitization structures (collateralized debt obligations, collateralized loan obligations, and mortgage-backed security transactions). ASU 2015-02 is effective for periods beginning December 15, 2015. The adoption of ASU 2015-02 is not expected to have a material effect on the Company’s consolidated financial statements. Early adoption is permitted.

In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. The amendment defers the effective date of ASU No. 2014-09 for all entities for one year. The guidance in ASU 2014-09 will now apply to public business entities, certain not-for-profit entities, and certain employee benefit plans from annual reporting periods beginning December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods after December 31, 2016, including interim reporting periods with that reporting period.

In September 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805). ASU No. 2015-16 requires that an acquirer retrospectively adjust provisional amounts recognized in a business combination, during the measurement period. To simplify the accounting for adjustments made to provisional amounts, the amendments in the Update require that the acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date.  In addition an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The adoption of ASU 2015-016 is not expected to have a material effect on the Company’s consolidated financial statements.